Stock Option Plan (Details) - Schedule of Stock-Based Payment Activity - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Number of stock options
Number of stock options
Outstanding at beginning of the year (in Shares)	400,000	470,000	470,000
Exercised during the year (in Shares)		(20,000)
Cancelled during the year (in Shares)		(50,000)
Outstanding and exercisable at the end of the year (in Shares)	400,000	400,000	470,000
Weighted Average Exercise price
Number of stock options
Outstanding at beginning of the year	$ 2.09	$ 2.1	$ 2.1
Exercised during the year		2.14
Cancelled during the year		2.14
Outstanding and exercisable at the end of the year	2.09	2.09	2.1
Range of exercise price per share	2.09	2.09
Weighted Average Grant Date Fair Value
Number of stock options
Outstanding at beginning of the year	0.5	0.51	0.51
Exercised during the year		0.549
Cancelled during the year		0.549
Outstanding and exercisable at the end of the year	$ 0.5	$ 0.5	0.51
Minimum [Member] | Weighted Average Exercise price
Number of stock options
Range of exercise price per share			2.09
Maximum [Member] | Weighted Average Exercise price
Number of stock options
Range of exercise price per share			$ 2.14